Pension and Other Postretirement Benefits - Summary of Accumulated Other Comprehensive Loss That Have Not Been Recognized as Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 49,260	$ 51,720
Net prior service credit	(44)	(81)
Total	49,216
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	1,842	2,515
Net prior service credit	0	$ (40)
Total	$ 1,842